Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and the Company’s financial performance.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table provides information on CAP for our principal executive officer (“PEO”) and (on average) our non-PEO named executive officers (“non-PEO NEOs”) for the fiscal years ended December 31, 2022, 2021 and 2020 alongside TSR and net income metrics, as well as a Company-selected measure of revenue. The Company selected this measure, because it represents the most important financial performance measure other than those required to be disclosed in the table used by Wheels Up to link CAP to our named executive officers for the fiscal year ended December 31, 2022 to company performance. The Company-selected measure was used as a component in determining annual incentive bonuses paid to our named executive officers attributable to the fiscal year ended December 31, 2022, as well the CEO PSU awards that are subject to separate performance conditions based on the achievement of pre-determined thresholds for the Company-selected measure for periods ending on or before December 31, 2026. The Company-selected measure of revenue was also used as a component for determining certain targets, metrics and awards to our named executive officers granted in the first quarter of 2023, and is utilized as a performance condition in contingent PSU awards granted to certain of our named executive officers during the first quarter of 2023.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO NEOs ($)(3)	Average Compensation Actually Paid to non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($ in millions)(6)	Revenue ($ in millions)(7)
					Total Stockholder Return ($)(5)	Peer Group Total Stockholder Return ($)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$8,650,754	$(11,605,222)	$3,008,812	$398,569	$10.67	$100.74	$(555.5)	$1,579.8
2021	9,505,783	26,418,227	4,298,419	4,061,711	48.08	124.75	(197.2)	1,194.3
2020	$—	$—	$—	$—	$103.32	$127.05	$(1.6)	$—
(1)
For 2022 and 2021, represents amounts for our PEO, Kenny Dichter, calculated in the Summary Compensation Table. Amounts for 2020 reflect payments to Aspirational’s principal executive officer and other named executive officers other than the principal executive officer from the time of the IPO through December 31, 2020. None of Aspirational’s executive officers received any cash compensation for services rendered to Aspirational.

(2)
For 2022 and 2021, represents CAP to Mr. Dichter calculated in accordance with SEC rules. As required, the dollar amounts include, among other items, unpaid amounts of equity incentive compensation that may be realizable in future periods, and as such, the dollar amounts reflected do not fully represent the actual final amount of compensation earned or actually paid during the applicable years. The adjustments made to total compensation for each year to determine CAP are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of Equity Calculated Using SEC Methodology ($)(b)		Change in Actuarial Value of Pension Benefits During Year ($)		CAP Total ($)
2022	$8,650,754	—	$3,595,000	+	$(16,660,976)	—	$—	=	$(11,605,222)
2021	9,505,783	—	—	+	16,912,444	—	—	=	26,418,227
2020(c)	$—	—	$—	+	$—	—	$—	=	$—
(a)	For 2022 and 2021, represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year for our PEO.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to our PEO during the applicable year, the CAP table in this disclosure requires us to calculate equity fair value for our PEO as set forth in the applicable SEC rules and summarized in the table below:

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards That Vested During the Year ($))		Change in Actuarial Value of Pension Benefits During Year ($)		Fair Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Value of Equity for CAP ($)
2022	$2,039,400	+	$(4,850,309)	+	$(13,850,067)	+	$ —	+	$—	+	$ —	—	$—	=	$(16,660,976)
2021	—	+	15,116,756	+	1,795,688	+	—	+	—	+	—	—	—	=	16,912,444
2020	$—	+	$—	+	$—	+	$ —	+	$—	+	$ —	—	$—	=	$—
(c)
Amounts for 2020 reflect amounts for Aspirational’s principal executive officer from the time of the IPO through December 31, 2020. None of Aspirational’s executive officers received any cash compensation for services rendered to Aspirational.

(3)
For 2022 and 2021, represents amounts for our non-PEO NEOs calculated in the Summary Compensation Table each of the periods reflected in the table. Our non-PEO NEOs for purposes of calculating averages in the table above are the following individuals: for 2022, Todd Smith, Stevens Sainte-Rose, Lee Applbaum, Laura Heltebran, Eric Jacobs, Eric Cabezas, Vinayak Hegde and Jason Horowitz; and for 2021, Eric Jacobs, Vinayak Hegde, Jason Horowitz and Lee Applbaum. For 2020, represents amounts for Aspirational’s principal executive officer and other named executive officers other than the principal executive officer.

(4)
For 2022 and 2021, represents the average CAP to our non-PEO NEOs calculated in accordance with SEC rules. As required, the dollar amounts include, among other items, unpaid amounts of equity incentive compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual average final amount of compensation earned or paid to these individuals during the applicable years. The adjustments made to non-PEO NEO average total compensation for each year to determine CAP are shown in the table below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of Equity Calculated Using SEC Methodology ($)(b)		Change in Actuarial Value of Pension Benefits During Year ($)		CAP Total ($)
2022	$3,008,812	—	$1,871,198	+	$(739,045)	—	$ —	=	$398,569
2021	4,298,419	—	3,344,897	+	3,108,190	—	—	=	4,061,711
2020(c)	$—	—	$—	+	$—	—	$ —	=	$—
(a)	For 2022 and 2021, represents the average total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year for our non-PEO NEOs.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to each of our non-PEO NEOs during the applicable year, the CAP table in this disclosure requires us to calculate average equity fair value for our non-PEO NEOs as set forth in the applicable SEC rules and summarized in the table below:

(c)
Amounts for 2020 reflect amounts for Aspirational’s named executive officers other than the principal executive officer from the time of the IPO through December 31, 2020. None of Aspirational’s executive officers received any cash compensation for services rendered to Aspirational.

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards That Vested During the Year ($))		Change in Actuarial Value of Pension Benefits During Year ($)		Fair Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Value of Equity for CAP ($)
2022	$341,132	+	$(209,308)	+	$(747,408)	+	$ —	+	$(191,383)	+	$ —	—	$314,844	=	$(739,045)
2021	2,310,568	+	(819,511)	+	1,168,291	+	—	+	448,882	+	—	—	—	=	3,108,190
2020	$—	+	$—	+	$—	+	$ —	+	$—	+	$ —	—	$—	=	$—
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on November 13, 2020, the date that Aspirational’s Class A ordinary shares were first quoted on the NYSE. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Airline Index, which is one of the industry peer groups used for purposes of our disclosures pursuant to Item 201(e) of Regulation S-K in Part I, Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2022. See“—Compensation Discussion and Analysis—Compensation Market Data Analysis—Determination of Peer Group” for information about the separate peer group used by the Compensation Committee for purposes of determining compensation paid to our named executive officers.

(6)
For 2022 and 2021, reflects net income (loss) attributable to Wheels Up stockholders prepared in accordance with U.S. GAAP as shown in Wheels Up’s consolidated statements of operations for each of the periods reflected in the table as set forth in our Annual Report on Form 10-K for the year ended December 31, 2022. For 2020, reflects net income (loss) of Aspirational.

(7)
Revenue is the financial measure from the tabular list of 2022 Most Important Performance Measures shown below, which, in the Company’s assessment, represents for 2022 the most important financial performance measure used to link CAP to our PEO and non-PEO NEOs to the Company’s performance. For 2022 and 2021, reflects revenue for Wheels Up prepared in accordance with U.S. GAAP as shown in Wheels Up’s consolidated statements of operations for each of the periods reflected in the table as set forth in our Annual Report on Form 10-K for the year ended December 31, 2022. For 2020, reflects revenue of Aspirational.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(3)
For 2022 and 2021, represents amounts for our non-PEO NEOs calculated in the Summary Compensation Table each of the periods reflected in the table. Our non-PEO NEOs for purposes of calculating averages in the table above are the following individuals: for 2022, Todd Smith, Stevens Sainte-Rose, Lee Applbaum, Laura Heltebran, Eric Jacobs, Eric Cabezas, Vinayak Hegde and Jason Horowitz; and for 2021, Eric Jacobs, Vinayak Hegde, Jason Horowitz and Lee Applbaum. For 2020, represents amounts for Aspirational’s principal executive officer and other named executive officers other than the principal executive officer.

Peer Group Issuers, Footnote [Text Block]
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on November 13, 2020, the date that Aspirational’s Class A ordinary shares were first quoted on the NYSE. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Airline Index, which is one of the industry peer groups used for purposes of our disclosures pursuant to Item 201(e) of Regulation S-K in Part I, Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2022. See“—Compensation Discussion and Analysis—Compensation Market Data Analysis—Determination of Peer Group” for information about the separate peer group used by the Compensation Committee for purposes of determining compensation paid to our named executive officers.

PEO Total Compensation Amount	$ 8,650,754	$ 9,505,783	$ 0
PEO Actually Paid Compensation Amount	$ (11,605,222)	26,418,227	0
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For 2022 and 2021, represents CAP to Mr. Dichter calculated in accordance with SEC rules. As required, the dollar amounts include, among other items, unpaid amounts of equity incentive compensation that may be realizable in future periods, and as such, the dollar amounts reflected do not fully represent the actual final amount of compensation earned or actually paid during the applicable years. The adjustments made to total compensation for each year to determine CAP are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of Equity Calculated Using SEC Methodology ($)(b)		Change in Actuarial Value of Pension Benefits During Year ($)		CAP Total ($)
2022	$8,650,754	—	$3,595,000	+	$(16,660,976)	—	$—	=	$(11,605,222)
2021	9,505,783	—	—	+	16,912,444	—	—	=	26,418,227
2020(c)	$—	—	$—	+	$—	—	$—	=	$—
(a)	For 2022 and 2021, represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year for our PEO.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to our PEO during the applicable year, the CAP table in this disclosure requires us to calculate equity fair value for our PEO as set forth in the applicable SEC rules and summarized in the table below:

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards That Vested During the Year ($))		Change in Actuarial Value of Pension Benefits During Year ($)		Fair Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Value of Equity for CAP ($)
2022	$2,039,400	+	$(4,850,309)	+	$(13,850,067)	+	$ —	+	$—	+	$ —	—	$—	=	$(16,660,976)
2021	—	+	15,116,756	+	1,795,688	+	—	+	—	+	—	—	—	=	16,912,444
2020	$—	+	$—	+	$—	+	$ —	+	$—	+	$ —	—	$—	=	$—
(c)
Amounts for 2020 reflect amounts for Aspirational’s principal executive officer from the time of the IPO through December 31, 2020. None of Aspirational’s executive officers received any cash compensation for services rendered to Aspirational.

Non-PEO NEO Average Total Compensation Amount	$ 3,008,812	4,298,419	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 398,569	4,061,711	0
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
For 2022 and 2021, represents the average CAP to our non-PEO NEOs calculated in accordance with SEC rules. As required, the dollar amounts include, among other items, unpaid amounts of equity incentive compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual average final amount of compensation earned or paid to these individuals during the applicable years. The adjustments made to non-PEO NEO average total compensation for each year to determine CAP are shown in the table below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of Equity Calculated Using SEC Methodology ($)(b)		Change in Actuarial Value of Pension Benefits During Year ($)		CAP Total ($)
2022	$3,008,812	—	$1,871,198	+	$(739,045)	—	$ —	=	$398,569
2021	4,298,419	—	3,344,897	+	3,108,190	—	—	=	4,061,711
2020(c)	$—	—	$—	+	$—	—	$ —	=	$—
(a)	For 2022 and 2021, represents the average total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year for our non-PEO NEOs.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to each of our non-PEO NEOs during the applicable year, the CAP table in this disclosure requires us to calculate average equity fair value for our non-PEO NEOs as set forth in the applicable SEC rules and summarized in the table below:

(c)
Amounts for 2020 reflect amounts for Aspirational’s named executive officers other than the principal executive officer from the time of the IPO through December 31, 2020. None of Aspirational’s executive officers received any cash compensation for services rendered to Aspirational.

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards That Vested During the Year ($))		Change in Actuarial Value of Pension Benefits During Year ($)		Fair Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Value of Equity for CAP ($)
2022	$341,132	+	$(209,308)	+	$(747,408)	+	$ —	+	$(191,383)	+	$ —	—	$314,844	=	$(739,045)
2021	2,310,568	+	(819,511)	+	1,168,291	+	—	+	448,882	+	—	—	—	=	3,108,190
2020	$—	+	$—	+	$—	+	$ —	+	$—	+	$ —	—	$—	=	$—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
CAP to our PEO and average CAP to our non-PEO NEOs were significantly lower in 2022 compared to 2021, primarily due to the overall decrease in the trading price per share of our Common Stock in 2022 relative to 2021. In addition, CAP to our PEO and average CAP to our non-PEO NEOs were higher for 2021 compared to 2022, due in part to the net increase in fair value for equity CAP as a result of higher per share prices attributed to outstanding unvested awards and the vesting of certain awards granted prior to the Business Combination.
The Company’s revenue increased approximately 32% from 2022 compared to 2021, and was a significant component of executive compensation decisions made in 2022 and 2021. See “—Compensation Discussion and Analysis—Primary Elements of Compensation for Fiscal Year 2022” for more information about the use of revenue in executive compensation decisions for 2022.
TSR and net income (loss) were significantly lower in 2022 compared to 2021, which directionally aligned with the decrease in CAP to our PEO and average CAP to our non-PEO NEOs from 2022 to 2021. The Company did not use TSR and net income (loss) when determining 2022 or 2021 compensation decisions for our PEO and non-PEO NEOs.
Executive compensation information, net income (loss) and revenue figures for 2022 and 2021 reflect results for Wheels Up for the full fiscal years ended December 31, 2022 and 2021. TSR for 2021 reflects the combined TSR of Aspirational from January 1, 2021 through July 13, 2021, the closing date of the Business Combination, and of Wheels Up from July 14, 2021 through December 31, 2022. Executive compensation information, TSR, net income (loss) and revenue figures for 2020 reflect results of Aspirational prior to the Business Combination and do not reflect results for Wheels Up. Therefore, the Company has not provided narrative disclosure comparing these items to fiscal year 2020, because any comparison of 2022 or 2021 to 2020 would not reflect Wheels Up’s results.

Compensation Actually Paid vs. Net Income [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
CAP to our PEO and average CAP to our non-PEO NEOs were significantly lower in 2022 compared to 2021, primarily due to the overall decrease in the trading price per share of our Common Stock in 2022 relative to 2021. In addition, CAP to our PEO and average CAP to our non-PEO NEOs were higher for 2021 compared to 2022, due in part to the net increase in fair value for equity CAP as a result of higher per share prices attributed to outstanding unvested awards and the vesting of certain awards granted prior to the Business Combination.
The Company’s revenue increased approximately 32% from 2022 compared to 2021, and was a significant component of executive compensation decisions made in 2022 and 2021. See “—Compensation Discussion and Analysis—Primary Elements of Compensation for Fiscal Year 2022” for more information about the use of revenue in executive compensation decisions for 2022.
TSR and net income (loss) were significantly lower in 2022 compared to 2021, which directionally aligned with the decrease in CAP to our PEO and average CAP to our non-PEO NEOs from 2022 to 2021. The Company did not use TSR and net income (loss) when determining 2022 or 2021 compensation decisions for our PEO and non-PEO NEOs.
Executive compensation information, net income (loss) and revenue figures for 2022 and 2021 reflect results for Wheels Up for the full fiscal years ended December 31, 2022 and 2021. TSR for 2021 reflects the combined TSR of Aspirational from January 1, 2021 through July 13, 2021, the closing date of the Business Combination, and of Wheels Up from July 14, 2021 through December 31, 2022. Executive compensation information, TSR, net income (loss) and revenue figures for 2020 reflect results of Aspirational prior to the Business Combination and do not reflect results for Wheels Up. Therefore, the Company has not provided narrative disclosure comparing these items to fiscal year 2020, because any comparison of 2022 or 2021 to 2020 would not reflect Wheels Up’s results.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
CAP to our PEO and average CAP to our non-PEO NEOs were significantly lower in 2022 compared to 2021, primarily due to the overall decrease in the trading price per share of our Common Stock in 2022 relative to 2021. In addition, CAP to our PEO and average CAP to our non-PEO NEOs were higher for 2021 compared to 2022, due in part to the net increase in fair value for equity CAP as a result of higher per share prices attributed to outstanding unvested awards and the vesting of certain awards granted prior to the Business Combination.
The Company’s revenue increased approximately 32% from 2022 compared to 2021, and was a significant component of executive compensation decisions made in 2022 and 2021. See “—Compensation Discussion and Analysis—Primary Elements of Compensation for Fiscal Year 2022” for more information about the use of revenue in executive compensation decisions for 2022.
TSR and net income (loss) were significantly lower in 2022 compared to 2021, which directionally aligned with the decrease in CAP to our PEO and average CAP to our non-PEO NEOs from 2022 to 2021. The Company did not use TSR and net income (loss) when determining 2022 or 2021 compensation decisions for our PEO and non-PEO NEOs.
Executive compensation information, net income (loss) and revenue figures for 2022 and 2021 reflect results for Wheels Up for the full fiscal years ended December 31, 2022 and 2021. TSR for 2021 reflects the combined TSR of Aspirational from January 1, 2021 through July 13, 2021, the closing date of the Business Combination, and of Wheels Up from July 14, 2021 through December 31, 2022. Executive compensation information, TSR, net income (loss) and revenue figures for 2020 reflect results of Aspirational prior to the Business Combination and do not reflect results for Wheels Up. Therefore, the Company has not provided narrative disclosure comparing these items to fiscal year 2020, because any comparison of 2022 or 2021 to 2020 would not reflect Wheels Up’s results.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Performance Measures Linking Compensation Actually Paid During the Fiscal Year Ended December 31, 2022 to Company Performance
SEC rules require us to disclose the most important performance measures used by the Company to link CAP to our PEO and non-PEO NEOs for 2022 to Company performance. See “—Compensation Discussion and Analysis—Determining Performance Goals and Metrics” for further information regarding the use of the performance measures listed below in our executive compensation program.
2022 Most Important Performance Measures (Not Ranked)
• Revenue	• Adjusted EBITDA*
• Flight revenue per Live Flight Leg	• Adjusted Contribution Margin*
* Indicates non-GAAP measure.

Total Shareholder Return Amount	$ 10.67	48.08	103.32
Peer Group Total Shareholder Return Amount	100.74	124.75	127.05
Net Income (Loss)	$ (555,500,000)	$ (197,200,000)	$ (1,600,000)
Company Selected Measure Amount	1,579,800,000	1,194,300,000	0
PEO Name	Kenny Dichter	Kenny Dichter
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Flight revenue per Live Flight Leg
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Contribution Margin
PEO [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,595,000	$ 0	$ 0
PEO [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,660,976)	16,912,444	0
PEO [Member] | Year-End Fair Value of Current Year Awards Outstanding as of Year- End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,039,400	0	0
PEO [Member] | Change in Fair Value as of Year-End for Prior Year Awards Outstanding as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,850,309)	15,116,756	0
PEO [Member] | Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,850,067)	1,795,688	0
PEO [Member] | Fair Value as of Vesting Date for Current Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value as of Vesting Date for Dividend Equivalents that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Actuarial Value of Pension Benefits During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,871,198	3,344,897	0
Non-PEO NEO [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(739,045)	3,108,190	0
Non-PEO NEO [Member] | Year-End Fair Value of Current Year Awards Outstanding as of Year- End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	341,132	2,310,568	0
Non-PEO NEO [Member] | Change in Fair Value as of Year-End for Prior Year Awards Outstanding as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(209,308)	(819,511)	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(747,408)	1,168,291	0
Non-PEO NEO [Member] | Fair Value as of Vesting Date for Current Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(191,383)	448,882	0
Non-PEO NEO [Member] | Value as of Vesting Date for Dividend Equivalents that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	314,844	0	0
Non-PEO NEO [Member] | Change in Actuarial Value of Pension Benefits During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0